SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 10:- SUBSEQUENT EVENTS

a.
On August 29, 2016 the Company signed a binding agreement to acquire Cielo Telecom, a fleet management services company based in South Brazil. Cielo Telecom manages fleet customers covering approximately 16,000 trucks. The closing of the agreement is subject to the fulfillment of certain precedent conditions. In consideration for this acquisition, Pointer will make cash payment of approximately BRL 21 million (approximately $6.5 million).